Decommissioning liabilities (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Decommissioning Liabilities [Abstract]
Total undiscounted amount of cash flows required to settle its decommissioning obligations	$ 1,326,500	$ 1,297,000
Average risk-free rate	1.92%	1.65%
Inflation rate	4.50%	1.60%
Increase in the risk-free rate	1.00%
Decrease the decommissioning liability	$ 70,000